BANK LOANS	12 Months Ended
Dec. 31, 2012
BANK LOANS [Abstract]
BANK LOANS
8	BANK LOANS

As of December 31, 2012, the Group's borrowings consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Short-term bank loans	334,686	89,500	14,366
Long-term bank loans-current portion	-	40,515	6,503
Long-term bank loans	-	121,381	19,483
Total	334,686	251,396	40,352

Short-term bank loans drawn from certain PRC commercial banks amounted to RMB89,500 (US$14,366). The maturity of the loans is from 6 to 12 months. The loans bear the interest rates from 5.88% to 7.32% per annum.

Long-term bank loans drawn from certain PRC commercial banks amounted to RMB161,896 (US$25,986). The maturity of the loans is from 18 to 36 months. The long-term bank loans bear variable interest rates per annum as follows:

	2011	2012	2012
Interest rate	RMB	RMB	US$

PBOC Benchmark Loan Interest Rates plus 5%	-	84,216	13,517
PBOC Benchmark Loan Interest Rates plus 10%	-	50,750	8,146
PBOC Benchmark Loan Interest Rates plus 17%	-	26,090	4,188
PBOC Benchmark Loan Interest Rates plus 20%	-	840	135
Total	-	161,896	25,986

The repayment schedules of long-term bank loans are as follows:

	2011	2012	2012
Year ending December 31,	RMB	RMB	US$
2013		40,515	6,503
2014	-	87,959	14,118
2015	-	33,422	5,365
Total	-	161,896	25,986

No pledge of assets or guarantee is required for the short-term and long-term bank loans.